Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	50 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000007554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		10.25%		11.43%			13.67%
C000174796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		10.29%		11.46%			13.71%
C000225884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		6.49%		9.03%			10.45%
C000174798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		6.61%		9.14%			10.52%
C000225885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		9.78%		4.31%			8.51%
C000174802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		9.84%		4.34%			8.56%
C000225887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		6.82%		5.92%			8.28%
C000174800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		6.86%		5.94%			8.31%
C000225886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		14.98%		3.62%			6.54%
C000174803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		15.08%		3.69%			6.61%
C000225888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		10.00%		4.90%			7.38%
C000174806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		10.12%		5.00%			7.47%
C000225889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000036890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent		2.40%		3.67%			7.89%
C000174808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		2.42%		3.73%			7.95%
C000225890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000235267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000219731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000219732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Without Sales Load [Member] | C000007554
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%		11.21%			13.50%
Without Sales Load [Member] | C000225884
Average Annual Return [Line Items]
Average Annual Return, Percent		10.36%		11.51%			13.74%
Without Sales Load [Member] | C000007556
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%		8.89%			10.31%
Without Sales Load [Member] | C000225885
Average Annual Return [Line Items]
Average Annual Return, Percent		6.65%		9.18%			10.54%
Without Sales Load [Member] | C000007560
Average Annual Return [Line Items]
Average Annual Return, Percent		9.58%		4.11%			8.35%
Without Sales Load [Member] | C000225887
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%		4.37%			8.57%
Without Sales Load [Member] | C000007558
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%		5.67%			8.09%
Without Sales Load [Member] | C000225886
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%		5.97%			8.33%
Without Sales Load [Member] | C000007562
Average Annual Return [Line Items]
Average Annual Return, Percent		14.81%		3.44%			6.40%
Without Sales Load [Member] | C000225888
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%		3.75%			6.64%
Without Sales Load [Member] | C000007564
Average Annual Return [Line Items]
Average Annual Return, Percent		9.87%		4.74%			7.25%
Without Sales Load [Member] | C000225889
Average Annual Return [Line Items]
Average Annual Return, Percent		10.17%		5.03%			7.49%
Without Sales Load [Member] | C000036890
Average Annual Return [Line Items]
Average Annual Return, Percent		2.18%		3.50%			7.74%
Without Sales Load [Member] | C000225890
Average Annual Return [Line Items]
Average Annual Return, Percent		2.48%		3.78%			7.98%
Without Sales Load [Member] | C000235267
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%	1.77%
Without Sales Load [Member] | C000219731
Average Annual Return [Line Items]
Average Annual Return, Percent		5.35%		1.70%		2.08%
Without Sales Load [Member] | C000219732
Average Annual Return [Line Items]
Average Annual Return, Percent		5.50%		1.70%		2.11%
Without Sales Load [Member] | C000225891
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%		1.80%	1.60%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%			14.16%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index (Net)
Average Annual Return, Percent		22.99%		8.40%			8.66%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		18.90%		10.27%			11.80%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%	0.44%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%		(0.03%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%		(0.03%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%	(0.29%)
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		15.87%		9.43%			10.58%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.35%		7.41%			9.26%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.35%		7.41%			9.26%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.35%		7.41%			9.26%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.35%		7.41%			9.26%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		21.27%		7.91%			8.38%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		21.27%		7.91%			8.38%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		21.27%		7.91%			8.38%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		21.27%		7.91%			8.38%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		29.19%		5.40%			7.95%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		29.19%		5.40%			7.95%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		29.19%		5.40%			7.95%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		29.19%		5.40%			7.95%